Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2024
Variable Interest Entity [Abstract]
Schedule of Aggregate Carrying Value of Vies’ Assets and Liabilities

The following tables summarize the aggregate carrying value of VIEs’ assets and liabilities in the consolidated balance sheets that are consolidated:

	Assets	Liabilities	Net Assets
December 31, 2024
Total	$-	$-	$-
December 31, 2023
Total	$24,352	$3,558	$20,794